As filed with the Securities and Exchange Commission on January 4, 2021

1933 Act File No. 33-36528

1940 Act File No. 811-06161

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

Under

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 213	☒
REGISTRATION STATEMENT Under THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 219	☒

Allianz Funds

(Exact Name of Registrant as Specified in Charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

(888) 852-3922

(Registrant’s telephone number, including area code)

Thomas J. Fuccillo, Esq.

c/o Allianz Global Investors U.S. LLC

1633 Broadway

New York, NY 10019

(Name and address of agent for service)

Copies to:

David C. Sullivan, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On Febreuary 1, 2021 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 213 under the Securities Act of 1933 and Amendment No. 219 under the Investment Company Act of 1940 (this “Amendment”) to the Registration Statement of the above-referenced Trust is hereby electronically transmitted pursuant to Rule 485(b)(1)(iii). As indicated on the facing page of this Amendment, the filing is being made to designate a new effective date for the Trust’s Rule 485(a) Post-Effective Amendment No. 212 filed with the commission on November 6, 2020. Such filing was scheduled to be effective on January 5, 2021, and shall be delayed until February 1, 2021.

This amendment to the Registration Statement hereby incorporates by reference, pursuant to Rule 411 under the Securities Act of 1933, Parts A, B, and C of Post-Effective Amendment No. 212 filed November 6, 2020 in their entirety.

The Registrant has registered an indefinite amount of its shares of beneficial interest under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon Rule 24f-2, no filing fee is being paid at this time.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 213 (the “Amendment”) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and the State of New York on the 4th day of January, 2021.

ALLIANZ FUNDS

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Name	Capacity	Date

/s/ Thomas J. Fuccillo Thomas J. Fuccillo	Trustee, President and Chief Executive Officer	January 4, 2021

Scott Whisten* Scott Whisten	Treasurer and Principal Financial and Accounting Officer

Sarah E. Cogan* Sarah E. Cogan	Trustee

Deborah A. DeCotis* Deborah A. DeCotis	Trustee

F. Ford Drummond* F. Ford Drummond	Trustee

Erick R. Holt* Erick R. Holt	Trustee

James A. Jacobson* James A. Jacobson	Trustee

Hans W. Kertess* Hans W. Kertess	Trustee

James S. MacLeod* James S. MacLeod	Trustee

William B. Ogden, IV* William B. Ogden, IV*	Trustee

Alan Rappaport* Alan Rappaport	Trustee

Davey S. Scoon* Davey S. Scoon	Trustee

*By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
Attorney-In-Fact and Agent for the Individuals Noted Above

Date: January 4, 2021